CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Nov. 30, 2011	Aug. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	70,104,583	70,104,583
Common stock, shares outstanding	70,104,583	70,104,583